Quarterly Holdings Report

for

Fidelity® MSCI Health Care Index ETF

October 31, 2019

T05-QTLY-1219

1.9584811.105

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%

	Shares	Value
BIOTECHNOLOGY – 19.3%
Biotechnology – 19.3%
AbbVie, Inc.	537,851	$42,786,047
Abeona Therapeutics, Inc. (a)	12,345	29,258
ACADIA Pharmaceuticals, Inc. (a)	39,248	1,664,508
Acceleron Pharma, Inc. (a)	16,351	733,669
Achillion Pharmaceuticals, Inc. (a)	47,895	307,007
Acorda Therapeutics, Inc. (a)	17,326	28,588
Aduro Biotech, Inc. (a)	18,474	21,060
Agenus, Inc. (a)	42,077	108,979
Agios Pharmaceuticals, Inc. (a)	19,264	579,461
Aimmune Therapeutics, Inc. (a)	13,568	377,462
Akcea Therapeutics, Inc. (a)	7,085	129,868
Akebia Therapeutics, Inc. (a)	27,272	101,725
Alder Biopharmaceuticals, Inc. (a)(b)	22,547	19,841
Alexion Pharmaceuticals, Inc. (a)	81,642	8,605,067
Alkermes PLC (a)	57,169	1,116,511
Allakos, Inc. (a)	8,675	595,105
Allogene Therapeutics, Inc. (a)	8,848	254,822
Alnylam Pharmaceuticals, Inc. (a)	40,267	3,492,760
AMAG Pharmaceuticals, Inc. (a)	11,853	115,033
Amgen, Inc.	221,909	47,322,094
Amicus Therapeutics, Inc. (a)	83,902	707,294
AnaptysBio, Inc. (a)	8,845	333,633
Anika Therapeutics, Inc. (a)	5,286	372,082
Apellis Pharmaceuticals, Inc. (a)	16,329	479,909
Arcus Biosciences, Inc. (a)	8,801	69,088
Arena Pharmaceuticals, Inc. (a)	17,989	876,334
ArQule, Inc. (a)	34,438	348,168
Arrowhead Pharmaceuticals, Inc. (a)	31,161	1,247,998
Assembly Biosciences, Inc. (a)	7,949	131,238
Atara Biotherapeutics, Inc. (a)	17,334	189,287
Athenex, Inc. (a)	16,783	185,284
Audentes Therapeutics, Inc. (a)	13,862	372,888
Avrobio, Inc. (a)	7,723	112,138
BioCryst Pharmaceuticals, Inc. (a)	27,666	55,332
Biogen, Inc. (a)	70,543	21,071,900
Biohaven Pharmaceutical Holding Co. Ltd. (a)	15,746	723,056
BioMarin Pharmaceutical, Inc. (a)	65,150	4,769,632
BioSpecifics Technologies Corp. (a)	1,963	95,068
Bluebird Bio, Inc. (a)	20,015	1,621,215
Blueprint Medicines Corp. (a)	16,878	1,161,882
Calyxt, Inc. (a)	3,581	16,401
CareDx, Inc. (a)	13,563	355,486
Catalyst Pharmaceuticals, Inc. (a)	33,613	158,989
Celgene Corp. (a)	256,590	27,719,418
ChemoCentryx, Inc. (a)	11,525	99,115
Clovis Oncology, Inc. (a)	16,328	51,760
Coherus Biosciences, Inc. (a)	19,199	333,487
Crinetics Pharmaceuticals, Inc. (a)	3,516	61,917
CRISPR Therapeutics AG (a)	9,519	479,472

	Shares	Value
Cyclerion Therapeutics, Inc. (a)	5,128	$12,256
Cytokinetics, Inc. (a)	17,573	204,725
CytomX Therapeutics, Inc. (a)	17,165	105,221
Deciphera Pharmaceuticals, Inc. (a)	8,927	395,823
Denali Therapeutics, Inc. (a)	22,643	354,816
Dicerna Pharmaceuticals, Inc. (a)	18,727	308,808
Dynavax Technologies Corp. (a)	30,411	154,792
Eagle Pharmaceuticals, Inc. (a)	3,996	250,549
Editas Medicine, Inc. (a)	16,223	338,087
Eidos Therapeutics, Inc. (a)	2,674	129,689
Emergent BioSolutions, Inc. (a)	15,994	914,217
Enanta Pharmaceuticals, Inc. (a)	5,363	326,499
Epizyme, Inc. (a)	25,999	299,248
Esperion Therapeutics, Inc. (a)	8,934	355,305
Exact Sciences Corp. (a)	47,013	4,090,131
Exelixis, Inc. (a)	109,558	1,692,671
Fate Therapeutics, Inc. (a)	21,428	320,349
FibroGen, Inc. (a)	28,106	1,100,350
Five Prime Therapeutics, Inc. (a)	10,951	43,256
Flexion Therapeutics, Inc. (a)	11,623	199,567
Forty Seven, Inc. (a)	8,868	61,278
G1 Therapeutics, Inc. (a)	9,476	201,081
Genomic Health, Inc. (a)	9,400	626,792
Geron Corp. (a)	71,355	102,038
Gilead Sciences, Inc.	462,622	29,473,648
Global Blood Therapeutics, Inc. (a)	20,477	981,872
GlycoMimetics, Inc. (a)	13,301	70,229
Gossamer Bio, Inc. (a)	7,180	147,729
Halozyme Therapeutics, Inc. (a)	47,978	735,023
Heron Therapeutics, Inc. (a)	30,281	643,471
Homology Medicines, Inc. (a)	7,016	92,120
ImmunoGen, Inc. (a)	54,540	129,805
Immunomedics, Inc. (a)	55,544	888,704
Incyte Corp. (a)	66,317	5,565,323
Inovio Pharmaceuticals, Inc. (a)	34,546	73,583
Insmed, Inc. (a)	30,118	559,894
Intellia Therapeutics, Inc. (a)	11,526	143,902
Intercept Pharmaceuticals, Inc. (a)	9,368	681,803
Intrexon Corp. (a)	26,311	133,660
Invitae Corp. (a)	31,040	500,054
Ionis Pharmaceuticals, Inc. (a)	48,487	2,701,696
Iovance Biotherapeutics, Inc. (a)	38,083	804,694
Ironwood Pharmaceuticals, Inc. (a)	56,228	564,529
KalVista Pharmaceuticals, Inc. (a)	3,453	36,602
Karyopharm Therapeutics, Inc. (a)	17,563	205,487
Kiniksa Pharmaceuticals Ltd. Class A (a)	3,792	26,734
Krystal Biotech, Inc. (a)	4,000	164,280
Kura Oncology, Inc. (a)	11,961	179,176
Lexicon Pharmaceuticals, Inc. (a)	17,915	66,465
Ligand Pharmaceuticals, Inc. (a)	7,123	775,054
MacroGenics, Inc. (a)	17,236	146,506

2

Schedule of Investments (Unaudited) – continued

Common Stocks – continued

	Shares	Value
BIOTECHNOLOGY – continued
Biotechnology – continued
Madrigal Pharmaceuticals, Inc. (a)	3,070	$283,760
MeiraGTx Holdings PLC (a)	4,862	70,256
Minerva Neurosciences, Inc. (a)	12,027	57,008
Mirati Therapeutics, Inc. (a)	8,519	802,319
Momenta Pharmaceuticals, Inc. (a)	34,106	527,961
Myovant Sciences Ltd. (a)	14,300	78,078
Myriad Genetics, Inc. (a)	26,808	902,625
Natera, Inc. (a)	17,718	682,497
Neurocrine Biosciences, Inc. (a)	33,268	3,309,833
Novavax, Inc. (a)	9,497	39,602
Opko Health, Inc. (a)	120,985	171,799
PDL BioPharma, Inc. (a)	43,869	123,711
Portola Pharmaceuticals, Inc. (a)	26,328	761,142
Principia Biopharma, Inc. (a)	7,980	281,774
Progenics Pharmaceuticals, Inc. (a)	30,057	159,603
Prothena Corp. PLC (a)	14,639	133,215
PTC Therapeutics, Inc. (a)	19,224	786,069
Puma Biotechnology, Inc. (a)	10,920	74,256
Ra Pharmaceuticals, Inc. (a)	10,349	487,127
Radius Health, Inc. (a)	15,721	447,105
Regeneron Pharmaceuticals, Inc. (a)	29,411	9,008,001
REGENXBIO, Inc. (a)	12,081	431,171
Repligen Corp. (a)	15,710	1,248,788
Retrophin, Inc. (a)	14,050	168,600
Rhythm Pharmaceuticals, Inc. (a)	10,816	230,597
Rigel Pharmaceuticals, Inc. (a)	63,959	131,116
Rocket Pharmaceuticals, Inc. (a)	10,834	157,526
Rubius Therapeutics, Inc. (a)	11,595	102,500
Sage Therapeutics, Inc. (a)	18,603	2,523,497
Sangamo Therapeutics, Inc. (a)	42,373	383,476
Sarepta Therapeutics, Inc. (a)	27,045	2,246,358
Scholar Rock Holding Corp. (a)	6,909	63,908
Seattle Genetics, Inc. (a)	41,110	4,415,214
Solid Biosciences, Inc. (a)	5,705	63,040
Sorrento Therapeutics, Inc. (a)	36,426	55,368
Spark Therapeutics, Inc. (a)	12,616	1,377,289
Spectrum Pharmaceuticals, Inc. (a)	36,401	282,472
Stemline Therapeutics, Inc. (a)	15,942	159,420
TG Therapeutics, Inc. (a)	29,827	203,718
The Medicines Co. (a)	26,961	1,415,183
Twist Bioscience Corp. (a)	4,052	96,519
Ultragenyx Pharmaceutical, Inc. (a)	19,857	797,060
uniQure N.V. (a)	12,436	622,297
United Therapeutics Corp. (a)	15,972	1,434,924
Vanda Pharmaceuticals, Inc. (a)	17,228	232,750
Veracyte, Inc. (a)	13,714	314,462
Vericel Corp. (a)	15,554	246,842
Vertex Pharmaceuticals, Inc. (a)	93,183	18,215,413
Viking Therapeutics, Inc. (a)	24,391	157,810
Voyager Therapeutics, Inc. (a)	10,052	154,700

	Shares	Value
Xencor, Inc. (a)	18,269	$624,983
Y-mAbs Therapeutics, Inc. (a)	2,477	77,159
ZIOPHARM Oncology, Inc. (a)	49,811	210,202

TOTAL BIOTECHNOLOGY		289,700,030

HEALTH CARE EQUIPMENT & SUPPLIES – 25.3%
Health Care Equipment – 23.3%
Abbott Laboratories	641,851	53,665,162
ABIOMED, Inc. (a)	16,443	3,413,238
Accuray, Inc. (a)	31,990	83,174
AngioDynamics, Inc. (a)	13,369	204,546
AtriCure, Inc. (a)	14,015	372,659
AxoGen, Inc. (a)	12,755	158,608
Axonics Modulation Technologies, Inc. (a)	3,557	87,929
Baxter International, Inc.	176,330	13,524,511
Becton Dickinson and Co.	98,135	25,122,560
Boston Scientific Corp. (a)	505,952	21,098,198
Cantel Medical Corp.	13,568	988,972
Cardiovascular Systems, Inc. (a)	12,637	562,599
CONMED Corp.	10,254	1,128,145
CryoLife, Inc. (a)	13,474	302,491
Danaher Corp.	234,426	32,308,591
DexCom, Inc. (a)	33,126	5,109,354
Edwards Lifesciences Corp. (a)	75,858	18,083,030
GenMark Diagnostics, Inc. (a)	19,450	109,115
Glaukos Corp. (a)	12,485	796,918
Globus Medical, Inc. Class A (a)	27,959	1,464,213
Heska Corp. (a)	2,745	222,400
Hill-Rom Holdings, Inc.	24,223	2,535,906
Hologic, Inc. (a)	97,557	4,712,979
IDEXX Laboratories, Inc. (a)	31,311	8,923,948
Inogen, Inc. (a)	6,687	364,007
Insulet Corp. (a)	21,699	3,153,299
Integer Holdings Corp. (a)	11,818	915,186
Integra LifeSciences Holdings Corp. (a)	26,471	1,536,906
Intuitive Surgical, Inc. (a)	42,002	23,225,006
iRhythm Technologies, Inc. (a)	9,000	601,380
LeMaitre Vascular, Inc.	5,968	206,493
LivaNova PLC (a)	17,565	1,242,372
Masimo Corp. (a)	18,468	2,692,450
Medtronic PLC	487,777	53,118,915
Mesa Laboratories, Inc.	1,254	285,598
Natus Medical, Inc. (a)	12,473	420,091
Nevro Corp. (a)	11,033	951,045
Novocure Ltd. (a)	27,865	1,996,249
NuVasive, Inc. (a)	18,864	1,330,667
Orthofix Medical, Inc. (a)	6,948	292,024
Penumbra, Inc. (a)	11,379	1,774,783
ResMed, Inc.	52,170	7,716,986
Steris PLC	30,778	4,357,241
Stryker Corp.	122,401	26,471,664

3

Common Stocks – continued

	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES – continued
Health Care Equipment – continued
Surmodics, Inc. (a)	4,962	$235,745
Tactile Systems Technology, Inc. (a)	6,105	277,289
Tandem Diabetes Care, Inc. (a)	19,071	1,174,392
Teleflex, Inc.	16,792	5,833,709
TransEnterix, Inc. (a)	65,488	14,944
Varex Imaging Corp. (a)	14,005	420,290
Varian Medical Systems, Inc. (a)	33,116	4,000,744
ViewRay, Inc. (a)	21,277	55,320
Wright Medical Group N.V. (a)	43,510	905,008
Zimmer Biomet Holdings, Inc.	74,516	10,300,347

		350,849,396

Health Care Supplies – 2.0%
Align Technology, Inc. (a)	27,653	6,976,575
Antares Pharma, Inc. (a)	55,933	187,935
Atrion Corp.	549	463,043
Avanos Medical, Inc. (a)	17,274	760,747
Cerus Corp. (a)	49,114	213,646
DENTSPLY SIRONA, Inc.	85,070	4,660,135
Haemonetics Corp. (a)	18,667	2,253,667
ICU Medical, Inc. (a)	7,158	1,156,804
Lantheus Holdings, Inc. (a)	14,230	296,695
Meridian Bioscience, Inc.	15,485	151,598
Merit Medical Systems, Inc. (a)	20,031	413,740
Neogen Corp. (a)	18,884	1,228,593
OraSure Technologies, Inc. (a)	22,131	188,999
OrthoPediatrics Corp. (a)	3,197	123,660
Quidel Corp. (a)	12,917	734,977
Quotient Ltd. (a)	18,900	151,767
Rockwell Medical, Inc. (a)	18,093	39,986
Senseonics Holdings, Inc. (a)	38,056	44,526
STAAR Surgical Co. (a)	11,907	390,311
The Cooper Cos., Inc.	18,007	5,240,037
West Pharmaceutical Services, Inc.	26,726	3,844,268

		29,521,709

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		380,371,105

HEALTH CARE PROVIDERS & SERVICES – 18.2%
Health Care Distributors – 1.6%
AmerisourceBergen Corp.	57,323	4,894,238
Cardinal Health, Inc.	108,441	5,362,408
Covetrus, Inc. (a)	36,387	360,777
Henry Schein, Inc. (a)	54,217	3,393,171
McKesson Corp.	69,124	9,193,492
Patterson Cos., Inc.	30,886	529,077
PetIQ, Inc. (a)	6,802	168,145

		23,901,308

Health Care Facilities – 1.7%
Acadia Healthcare Co., Inc. (a)	32,465	973,625
Brookdale Senior Living, Inc. (a)	61,074	448,894
Community Health Systems, Inc. (a)	30,651	108,505

	Shares	Value
Encompass Health Corp.	35,912	$2,299,086
Hanger, Inc. (a)	12,199	275,819
HCA Healthcare, Inc.	99,632	13,304,857
National HealthCare Corp.	4,171	342,773
Select Medical Holdings Corp. (a)	41,811	761,796
Surgery Partners, Inc. (a)	7,101	56,453
Tenet Healthcare Corp. (a)	31,729	804,013
The Ensign Group, Inc.	18,202	769,035
The Pennant Group, Inc. (a)	9,102	163,745
Universal Health Services, Inc. Class B	30,139	4,142,907
US Physical Therapy, Inc.	4,677	661,655

		25,113,163

Health Care Services – 5.3%
Addus HomeCare Corp. (a)	4,962	417,850
Amedisys, Inc. (a)	11,623	1,493,788
AMN Healthcare Services, Inc. (a)	17,046	1,001,623
Apollo Medical Holdings, Inc. (a)	9,008	134,850
BioTelemetry, Inc. (a)	12,178	479,326
Chemed Corp.	5,817	2,291,374
Cigna Corp. (a)	138,056	24,637,474
CorVel Corp. (a)	3,651	288,867
Cross Country Healthcare, Inc. (a)	13,079	141,384
CVS Health Corp.	472,640	31,378,570
DaVita, Inc. (a)	37,708	2,209,689
Diplomat Pharmacy, Inc. (a)	21,653	117,792
Guardant Health, Inc. (a)	13,290	923,655
Laboratory Corp. of America Holdings (a)	35,836	5,904,698
LHC Group, Inc. (a)	10,852	1,204,246
MEDNAX, Inc. (a)	31,321	687,809
National Research Corp.	4,502	258,550
Premier, Inc. Class A (a)	22,484	732,529
Quest Diagnostics, Inc.	48,893	4,950,416
R1 RCM, Inc. (a)	32,766	348,303
RadNet, Inc. (a)	15,795	246,718
The Providence Service Corp. (a)	4,300	274,641
Tivity Health, Inc. (a)	17,220	279,136

		80,403,288

Managed Health Care – 9.6%
Anthem, Inc.	93,573	25,178,623
Centene Corp. (a)	150,392	7,982,807
HealthEquity, Inc. (a)	25,269	1,435,027
Humana, Inc.	49,128	14,453,458
Magellan Health, Inc. (a)	8,405	545,484
Molina Healthcare, Inc. (a)	21,588	2,539,612
Triple-S Management Corp. Class B (a)	8,272	125,155
UnitedHealth Group, Inc.	345,757	87,372,794
WellCare Health Plans, Inc. (a)	18,291	5,425,111

		145,058,071

TOTAL HEALTH CARE PROVIDERS & SERVICES		274,475,830

4

Schedule of Investments (Unaudited) – continued

Common Stocks – continued

	Shares	Value
HEALTH CARE TECHNOLOGY – 1.4%
Health Care Technology – 1.4%
Allscripts Healthcare Solutions, Inc. (a)	60,536	$662,264
Castlight Health, Inc. Class B (a)	31,449	47,488
Cerner Corp.	118,500	7,953,720
Computer Programs & Systems, Inc.	5,151	118,834
Evolent Health, Inc. Class A (a)	27,657	210,746
HealthStream, Inc. (a)	9,280	260,397
HMS Holdings Corp. (a)	31,673	1,035,390
Inovalon Holdings, Inc. Class A (a)	23,923	373,916
Inspire Medical Systems, Inc. (a)	4,278	260,872
NextGen Healthcare, Inc. (a)	17,831	301,433
Omnicell, Inc. (a)	15,040	1,058,666
Tabula Rasa HealthCare, Inc. (a)	6,802	346,494
Teladoc Health, Inc. (a)	24,743	1,895,314
Veeva Systems, Inc. Class A (a)	46,503	6,595,521
Vocera Communications, Inc. (a)	11,198	223,064

TOTAL HEALTH CARE TECHNOLOGY		21,344,119

LIFE SCIENCES TOOLS & SERVICES – 7.3%
Life Sciences Tools & Services – 7.3%
Accelerate Diagnostics, Inc. (a)	11,141	171,571
Agilent Technologies, Inc.	115,029	8,713,447
Bio-Rad Laboratories, Inc. Class A (a)	7,666	2,542,199
Bio-Techne Corp.	13,812	2,875,244
Bruker Corp.	39,858	1,773,681
Cambrex Corp. (a)	12,164	726,556
Charles River Laboratories International, Inc. (a)	17,727	2,304,155
Codexis, Inc. (a)	18,666	252,364
Fluidigm Corp. (a)	25,081	123,398
Illumina, Inc. (a)	53,482	15,805,001
IQVIA Holdings, Inc. (a)	61,021	8,812,653
Luminex Corp.	14,945	306,298
Medpace Holdings, Inc. (a)	10,369	763,469
Mettler-Toledo International, Inc. (a)	9,017	6,356,444
NanoString Technologies, Inc. (a)	12,376	279,698
NeoGenomics, Inc. (a)	35,414	812,043
Pacific Biosciences of California, Inc. (a)	46,668	225,873
PerkinElmer, Inc.	40,386	3,471,581
PRA Health Sciences, Inc. (a)	22,811	2,228,863
Quanterix Corp. (a)	5,003	104,312
Syneos Health, Inc. (a)	22,644	1,135,597
Thermo Fisher Scientific, Inc.	145,523	43,945,035
Waters Corp. (a)	25,277	5,349,119

TOTAL LIFE SCIENCES TOOLS & SERVICES		109,078,601

PHARMACEUTICALS – 28.4%
Pharmaceuticals – 28.4%
Aerie Pharmaceuticals, Inc. (a)	15,699	348,361
Akorn, Inc. (a)	33,867	168,996

	Shares	Value
Allergan PLC	119,262	$21,003,231
Amneal Pharmaceuticals, Inc. (a)	33,456	103,044
Amphastar Pharmaceuticals, Inc. (a)	13,066	252,370
ANI Pharmaceuticals, Inc. (a)	3,203	250,186
Arvinas Holding Co. LLC (a)	4,122	85,161
Assertio Therapeutics, Inc. (a)	28,193	22,275
Axsome Therapeutics, Inc. (a)	8,463	203,789
Bristol-Myers Squibb Co.	595,115	34,141,748
Cara Therapeutics, Inc. (a)	14,692	305,006
Catalent, Inc. (a)	52,953	2,576,163
Collegium Pharmaceutical, Inc. (a)	9,674	116,088
Corcept Therapeutics, Inc. (a)	37,148	541,989
Cymabay Therapeutics, Inc. (a)	22,134	99,382
Dermira, Inc. (a)	16,038	107,294
Elanco Animal Health, Inc. (a)	128,866	3,481,959
Eli Lilly & Co.	317,890	36,223,565
Endo International PLC (a)	73,060	335,345
Evolus, Inc. (a)	4,453	71,025
Horizon Therapeutics PLC (a)	67,240	1,943,908
Innoviva, Inc. (a)	25,707	298,715
Intersect ENT, Inc. (a)	11,102	197,838
Intra-Cellular Therapies, Inc. (a)	16,952	156,806
Jazz Pharmaceuticals PLC (a)	20,609	2,589,109
Johnson & Johnson	965,971	127,546,811
Mallinckrodt PLC (a)	30,270	95,653
Merck & Co., Inc.	936,716	81,175,809
Mylan N.V. (a)	187,792	3,596,217
MyoKardia, Inc. (a)	15,918	912,579
Nektar Therapeutics (a)	63,133	1,081,153
Odonate Therapeutics, Inc. (a)	5,137	163,151
Omeros Corp. (a)	16,576	262,564
Optinose, Inc. (a)	5,999	46,912
Pacira BioSciences, Inc. (a)	13,467	545,279
Perrigo Co. PLC	47,114	2,497,984
Pfizer, Inc.	2,019,877	77,502,680
Phibro Animal Health Corp. Class A	7,610	182,336
Prestige Consumer Healthcare, Inc. (a)	18,734	664,308
Reata Pharmaceuticals, Inc. Class A (a)	7,124	1,468,114
Revance Therapeutics, Inc. (a)	13,957	218,567
Supernus Pharmaceuticals, Inc. (a)	19,248	534,902
TherapeuticsMD, Inc. (a)	74,369	197,822
Theravance Biopharma, Inc. (a)	15,104	243,476
Tilray, Inc. Class 2 (a)	9,034	201,549
Tricida, Inc. (a)	6,990	261,496
WaVe Life Sciences Ltd. (a)	6,619	167,395
Zoetis, Inc.	174,146	22,276,756
Zogenix, Inc. (a)	14,786	660,195

TOTAL PHARMACEUTICALS		428,127,061

TOTAL COMMON STOCKS (Cost $1,384,940,565)		1,503,096,746

5

Money Market Fund – 0.0%

	Shares	Value

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.68% (c) (Cost $802,000)	802,000	$802,000

TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $1,385,742,565)		1,503,898,746

NET OTHER ASSETS (LIABILITIES) – 0.1%		1,202,246

NET ASSETS – 100.0%		$1,505,100,992

Legend

(a)	Non-income producing.

(b)	Level 3 security.

(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

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